Basis Of Financial Statements And Summary Of Significant Accounting Policies (Useful Life Of Intangible Assets And Amortization Method By Major Class) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	5 years	5 years
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	2 years
Finite-lived intangible assets, Amortization method	Straight-line
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	10 years
Finite-lived intangible assets, Amortization method	Straight-line
Core Deposit Intangibles [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	5 years
Finite-lived intangible assets, Amortization method	Declining-balance
Core Deposit Intangibles [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	19 years
Finite-lived intangible assets, Amortization method	Declining-balance
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	7 years
Finite-lived intangible assets, Amortization method	Declining-balance
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	27 years
Finite-lived intangible assets, Amortization method	Declining-balance
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	3 years
Finite-lived intangible assets, Amortization method	Straight-line
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	40 years
Finite-lived intangible assets, Amortization method	Straight-line